Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
7.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2021	2020
Accrued salaries and wages	$8,677	$8,088
Deferred rent	3,552	3,876
Accrued payables	5,296	2,774
Accrued tax	1,259	2,210
Accrued vacation and benefits	1,181	813
Accrued other	145	136

Total accrued expenses and other current liabilities	$20,110	$17,897